Finance costs (Details) $ in Millions		12 Months Ended
	Nov. 06, 2020 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Nov. 06, 2020 USD ($)
Finance costs [Abstract]
Interest on lease liabilities (see Note 12)		£ 1,732,000	£ 2,401,000	£ 2,947,000
Interest expenses on financial liabilities measured at amortized cost		4,081,000	708,000	849,000
Loss from change in fair value of embedded derivative asset		0	266,000	454,000
Loss from change in fair value of derivative liability		0	0	5,127,000
Other finance costs		0	0	2,000
Total finance costs		5,813,000	£ 3,375,000	£ 9,379,000
Oxford Debt Agreement [Member]
Finance costs [Abstract]
Interest expense	£ 549,000,000
Debt instrument face amount | $					$ 50
Gates Foundation [Member]
Finance costs [Abstract]
Interest expense		£ 159,000,000